Interests in equity-accounted investees - Summary of detailed information about interest in associates (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [abstract]
Interest in a joint venture	$ 97,858,820	$ 0
Interests in associates	606,055	788,472
Other equity interest	$ 98,464,875	$ 788,472